Filed Pursuant to Rule 497(e)
File Nos. 333-195493; 811-22961
Alpha Architect U.S. Quantitative Value ETF (QVAL)
Alpha Architect International Quantitative Value ETF (IVAL)
Alpha Architect U.S. Quantitative Momentum ETF (QMOM)
Alpha Architect International Quantitative Momentum ETF (IMOM)
Alpha Architect Global Factor Equity ETF (AAVM)
Alpha Architect High Inflation and Deflation ETF (HIDE)
Alpha Architect Tail Risk ETF (CAOS)
(each, a “Fund”)
October 30, 2025
Supplement to each Fund’s Prospectus and
Statement of Additional Information (“SAI”),
each dated January 31, 2025, as previously supplemented

Effective November 3, 2025, PINE Distributors LLC (“PINE” or the “Distributor”) will replace Quasar Distributors, LLC as each Fund’s distributor, and all references to a Fund’s current distributor in the Prospectus and SAI will refer to PINE. PINE’s principal address is 501 S. Cherry Street, Suite 610, Denver, Colorado 80246. PINE is not affiliated with a Fund or its investment adviser or sub-advisers.

Please retain this Supplement with your Prospectus and SAI for future reference.